T-REX 2X LONG NVIDIA  DAILY TARGET ETF

Schedule of Investments	March 31, 2025 (unaudited)

Other Assets In Excess of Liabilities - 100.00%	$442,712,571

TOTAL NET ASSETS - 100.00%	$442,712,571

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
CF Secured LLC	NVIDIA INC.	Receive	(OBFR01(b) +400bps	Monthly	9/5/2025	$450,908,376	$(22,286,591)
Marex Prime Services	NVIDIA INC.	Receive	(OBFR01(b) +500bps	Monthly	11/4/2025	$409,954,068	$(19,870,421)
Cowen Financial Products LLD	NVIDIA INC.	Receive	(OBFR01(b) +300bps	Monthly	3/26/2026	$74,151,877	$(9,294,000)
Natixis	NVIDIA INC.	Receive	(OBFR01(b) +2500bps	Monthly	4/20/2026	$14,211,004	$(1,393,658)
Clear Street Derivatives LLC	NVIDIA INC.	Receive	(OBFR01(b) +300bps	Quarterly	7/31/2026	$3,092,500	$(421,160)
Clear Street Derivatives LLC	NVIDIA INC.	Receive	(OBFR01(b) +500bps	Quarterly	12/8/2026	$8,960,588	$51,781
TOTAL RETURN SWAP CONTRACTS						$961,278,413	$(53,214,049)

(a) Includes cash which is being held as collateral for total return swap contracts.

(b) OBFR01 - Overnight Bank Funding Rate, 4.33% as of March 31, 2025.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Total Return Swap Contracts		$(53,214,049)